RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

15.    RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Group had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Ex-director of the Company
Ms. Kou Xiaohong	The Co-Founder and Ex-director of the Company
Ms. Huiling Ying	Chief Executive Officer and Director of the Company

On May 17, 2019 and June 5, 2019, Mr. Song Wang tendered his resignation as the Company’s Chief Executive Officer and the Board as Directors, respectively. The Co-founder and director Ms. Xiaohong Kou resigned from the management team and the Board on August 15, 2019. On December 15, 2019, Mr. Xiaoqiang Wei was elected as the Company’s new Chief Executive Officer. On December 15, 2022, Mr. Xiaoqiang Wei resigned from his position as Chief Executive Officer and Director of the Company, effective immediately. On the same date, the board of directors of the Company, by unanimous written consent, appointed Ms. Huiling Ying, to serve as Chief Executive Officer and Director of the Company.

15.    RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Guarantee provided by related parties to the Group

No guarantee was provided by related parties for the years ended December 31, 2021 and 2022.

The Group had the following related party balances and related party transactions for the years presented:

Amounts due to related parties

Ms. Kou
Xiaohong
Balance as of December 31, 2020	27
exchange rate difference	(1)
Balance as of December 31, 2020	26
Expense Reimbursement payment or return	(26)
Balance as of December 31, 2021	—
Balance as of December 31, 2022	—
Balance as of December 31, 2022 (US$’000)	—

Amounts due from related parties

Xin Run
and its subsidiaries
Balance as of December 31, 2022	50,133
Less: allowance for doubtful accounts	50,133
—
—